Summary of significant accounting policies (Details 2) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Nonrecourse securitization debt
Consumer credit receivables financial assets derecognized	¥ 15,500,000		¥ 3,500,000
Proceeds from derecognition	15,500,000		3,500,000
Accounts receivables
Nonrecourse securitization debt
Collateralized amount	0	¥ 3,116,309
Consumer credit receivables financial assets derecognized	10,787,315		2,521,643
Loan receivables
Nonrecourse securitization debt
Collateralized amount	0	¥ 1,281,361
Consumer credit receivables financial assets derecognized	¥ 4,712,685		¥ 978,357
Nonrecourse securitization debt
Nonrecourse securitization debt
Weighted average interest rate		5.81%